Income Taxes - Summary of Income Tax Expense Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Foreign	$ (10,289)	$ (7,682)	$ (4,459)
Federal	(1,336)	(36)	(50)
Deferred:
Foreign	8,749	2,063	663
Withholding:
Foreign	(3,921)	(6,339)	(6,692)
Federal	(272)
Income tax expense	$ (7,069)	$ (11,994)	$ (10,538)